Operating segment and geographic information	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
Operating segment and geographic information
30.	Operating segment and geographic information

All airports provide similar services to their customers as described in Note 21.

The elimination of the investment of the Company in its subsidiaries is included under “Eliminations” along with any intersegment revenues and other significant intercompany operations.

The following are the results, assets and liabilities by segments for the years ended December 31, 2017, 2018 and 2019:

December 31, 2017	Guadalajara		Tijuana		Puerto Vallarta		San José del Cabo		Montego Bay		Hermosillo		Guanajuato		Other Airports		Total reportable segments		Other Companies		Eliminations		Total
Aeronautical services	Ps.	2,426,289	Ps.	1,158,896	Ps.	989,137	Ps.	1,111,293	Ps.	1,290,079	Ps.	272,941	Ps.	386,726	Ps.	645,162	Ps.	8,280,522	Ps.	—	Ps.	—	Ps.	8,280,522
Non-aeronautical services		645,997		304,023		371,939		618,468		496,477		62,481		116,686		152,133		2,768,205		4,700		—		2,772,905
Improvements to concessions assets		326,198		203,664		101,235		222,106		66,131		174,769		122,133		96,256		1,312,491		—		—		1,312,491
Total revenues		3,398,484		1,666,583		1,462,310		1,951,866		1,852,687		510,191		625,545		893,551		12,361,218		4,700		—		12,365,918
Total intersegment revenues		—		—		—		—		—		—		—		—		—		4,265,456	(4,265,456)			—
Income from operations		2,072,491		883,966		863,209		1,171,837		565,463		142,836		312,363		201,276		6,213,440		4,323,747	(4,255,456)			6,281,731
Interest income		105,328		45,775		53,166		65,601		—		26,798		15,648		32,674		344,991		750,350		(674,606)		420,735
Interest expense		(168,112)		(89,265)		(52,327)		(85,706)		(136,497)		(35,317)		(27,125)		(59,450)		(653,800)		(640,015)		674,606		(619,207)
Gain on financial investment held for coverage		—		—		—		—		—		—		—		—		—		34,361		—		34,361
Depreciation and amortization for the year		(295,445)		(161,892)		(142,763)		(201,241)		(344,861)		(59,241)		(52,836)		(175,472)		(1,433,750)		(9,813)		—		(1,443,562)
Share of loss of associate		—		—		—		—		—		—		—		—		—		(10,620)		—		(10,620)
Income before income taxes		2,008,984		840,689		856,050		1,135,132		445,269		134,220		303,605		188,364		5,912,312		4,514,866		(4,255,456)		6,171,722
Income taxes expense		(442,764)		(152,631)		(184,506)		(288,786)		(107,062)		(12,382)		(69,271)		(61,368)		(1,318,770)		(121,871)		—		(1,440,641)
Total assets		9,289,847		5,541,186		3,875,465		4,133,283		3,068,476		1,715,227		1,475,581		3,749,862		32,848,928		38,598,059		(31,929,455)		39,517,532
Total liabilities		3,133,738		1,498,785		1,127,055		1,872,045		1,854,290		663,360		571,006		1,022,866		11,743,146		13,871,716		(8,174,099)		17,440,763
Investment in associates		—		—		—		—		—		—		—		—		—		11,016		—		11,016
Net cash flows provided by operations activities		1,852,797		969,246		844,238		1,086,007		788,059		195,867		270,238		381,488		6,387,940		(105,808)		(113,430)		6,168,702
Net cash flow used in investing activities		(414,701)		(410,216)		(184,142)		(323,649)		(122,417)		(202,470)		(143,243)		(147,718)		(1,948,557)		4,839,982		(4,830,000)		(1,938,575)
Net cash flow used in financing activities		(1,144,341)		(560,617)		(436,447)		(825,018)		(287,859)		(77,101)		(123,028)		(232,161)		(3,686,573)		(2,830,743)		4,830,000		(1,687,316)
Additions to non-current as assets		5,796,853		3,615,601		2,432,387		2,762,873		5,604,397		1,134,216		967,981		2,431,955		24,746,263		318,997		—		25,065,260

December 31, 2018	Guadalajara		Tijuana		Puerto Vallarta		San José del Cabo		Montego Bay		Hermosillo		Guanajuato		Other Airports		Total reportable segments		Other Companies		Eliminations		Total
Aeronautical services	Ps.	2,824,677	Ps.	1,344,122	Ps.	1,088,417	Ps.	1,244,106	Ps.	1,419,674	Ps.	306,118	Ps.	484,798	Ps.	787,242	Ps.	9,499,154	Ps.	—	Ps.	—	Ps.	9,499,154
Non-aeronautical services		796,739		326,214		399,427		698,891		543,878		82,922		148,119		180,517		3,176,708		6,823		—		3,183,532
Improvements to concession assets		110,415		100,986		40,330		346,956		545,959		47,541		16,244		231,771		1,440,204		—		—		1,440,204
Total revenues		3,731,830		1,771,323		1,528,174		2,289,954		2,509,511		436,581		649,162		1,199,530		14,116,066		6,823		—		14,122,890
Total intersegment revenues		—		—		—		—		—		—		—		—		—		4,805,223		(4,805,223)		—
Income from operations		2,454,759		1,042,368		942,551		1,272,180		646,677		153,576		408,037		306,197		7,226,345		4,783,428		(4,765,120)		7,244,652
Interest income		112,569		44,954		43,471		54,836		6,431		13,722		19,502		51,327		346,813		1,065,159		(835,278)		576,694
Interest expense		(230,458)		(136,453)		(65,407)		(136,914)		(135,740)		(50,927)		(47,099)		(93,929)		(896,927)		(950,762)		835,278		(1,012,411)
Gain on financial investment held for coverage		—		—		—		—		—		—		—		—		—		29,643		—		29,643
Depreciation and amortization for the year		(310,882)		(180,904)		(153,230)		(217,858)		(354,963)		(72,635)		(61,073)		(186,997)		(1,538,542)		(31,095)		—		(1,569,637)
Share of loss of associate		—		—		—		—		—		—		—		—		—		(947)		—		(947)
Income before income taxes		2,394,213		979,156		952,241		1,218,028		525,351		124,243		386,323		263,776		6,843,329		4,929,463		(4,765,120)		7,007,672
Income taxes expense		(584,439)		(210,874)		(225,833)		(336,560)		(128,246)		(19,098)		(99,963)		(114,118)		(1,719,131)		(149,910)		—		(1,869,041)
Total assets		9,773,884		5,729,156		3,918,644		4,166,561		3,039,158		1,747,518		1,632,722		3,033,967		33,041,609		38,884,387		(32,375,494)		39,550,502
Total liabilities		3,519,318		1,858,474		1,158,586		2,228,807		2,123,946		735,487		701,735		1,405,884		13,732,236		13,911,464		(9,865,348)		17,778,352

Investments in associates		—		—		—		—		—		—		—		—		—		35		—		35
Net cash flows provided by operations activities		2,233,357		1,376,334		797,800		1,063,923		860,399		173,726		357,455		448,702		7,311,697		810,779		(886,857)		7,235,619
Net cash flow used in investing activities		(284,319)		(378,328)		(90,743)		(418,407)		(652,469)		(61,374)		(113,388)		(255,707)		(2,254,734)		4,959,209		(5,254,886)		(2,550,411)
Net cash flow used in financing activities		(1,552,530)		(681,179)		(739,684)		(942,796)		(931,248)		(107,021)		(155,344)		(6,374)		(5,116,178)		(6,305,402)		5,254,886		(6,166,694)
Additions to non-current as assets		5,665,570		3,729,013		2,356,638		2,976,072		5,924,992		1,128,854		990,782		2,600,342		25,372,263		729,295		—		26,101,558

December 31, 2019	Guadalajara		Tijuana		Puerto Vallarta		San José del Cabo		Montego Bay		Hermosillo		Guanajuato		Other Airports		Total reportable segments		Other Companies		Eliminations		Total
Aeronautical services	Ps.	2,978,617	Ps.	1,568,297	Ps.	1,183,610	Ps.	1,364,746	Ps.	1,512,164	Ps.	337,380	Ps.	584,650	Ps.	1,018,256	Ps.	10,547,720	Ps.	—	Ps.	—	Ps.	10,547,720
Non-aeronautical services		938,445		454,098		455,699		787,424		585,325		97,696		180,327		265,282		3,764,296		7,203		—		3,771,500
Improvements to concession assets		858,807		300,221		57,697		299,155		136,363		3,332		32,853		218,371		1,906,801		—		—		1,906,801
Total revenues		4,775,869		2,322,617		1,697,007		2,451,326		2,233,853		438,408		797,829		1,501,910		16,218,818		7,203		—		16,226,021
Total intersegment revenues		—		—		—		—		—		—		—		—		—		5,262,241		(5,262,241)		—
Income from operations		2,599,316		1,274,902		1,051,669		1,397,328		629,027		191,079		477,123		350,253		7,970,697		5,282,882		(5,236,341)		8,017,238
Interest income		113,495		53,684		47,959		45,703		13,191		12,090		21,019		56,800		363,942		1,292,797		(990,910)		665,829
Interest expense		(274,257)		(162,628)		(75,298)		(173,132)		(145,597)		(57,245)		(54,132)		(111,549)		(1,053,838)		(1,362,817)		990,910		(1,425,746)
Loss on financial investment held for coverage		—		—		—		—		—		—		—		—		—		(149,770)		—		(149,770)
Depreciation and amortization for the year		(346,586)		(206,982)		(156,383)		(234,670)		(85,851)		(100,403)		(390,394)		(210,357)		(1,731,627)		(44,511)		—		(1,776,137)
Share of gain of associate		—		—		—		—		—		—		—		—		—		79		—		79
Income before income taxes		2,423,349		1,159,190		1,010,897		1,261,254		495,171		140,027		440,450		294,655		7,224,994		5,357,532		(5,236,341)		7,346,185
Income taxes expense		(649,761)		(185,555)		(273,431)		(359,996)		(124,228)		(26,013)		(132,118)		(72,356)		(1,823,460)		(67,983)		—		(1,891,443)
Total assets		10,038,163		6,155,593		3,941,917		4,445,521		2,372,006		1,707,357		1,653,964		4,759,366		35,073,888		39,969,627		(33,465,711)		41,577,804
Total liabilities		4,091,482		2,261,268		1,334,263		2,706,406		2,102,386		767,297		774,619		1,809,866		15,847,585		16,927,461		(11,866,923)		20,908,361

Investments in associates		—		—		—		—		—		—		—		—		—		114		—		114
Net cash flows provided by operations activities		2,295,782		1,322,659		984,410		1,299,232		841,232		248,261		490,864		469,505		7,951,945		301,883		(89,772)		8,164,057
Net cash flow used in investing activities		(986,532)		(341,155)		(69,382)		(343,198)		(211,385)		(42,913)		(69,230)		(156,943)		(2,220,737)		3,624,786		(3,990,143)		(2,586,095)
Net cash flow used in financing activities		(1,750,155)		(703,256)		(824,218)		(802,640)		(633,251)		(197,367)		(352,970)		(63,433)		(5,327,291)		(2,894,381)		3,990,143		(4,231,529)
Additions to non-current as assets		6,252,492		3,845,105		2,263,519		3,052,248		5,548,992		1,051,047		942,924		2,676,181		25,632,508		924,182		—		26,556,690

Non-current assets are comprised of Machinery, equipment, Improvements to leased assets, Improvements to concession assets, Airport concessions, Rights of use of airport facilities,

Other acquired rights, Right-of-use assets and Other assets.

The unrealized exchange loss, net amounts (a non-cash item) disclosed in the consolidated statements of cash flow relates mainly to Other Companies segments, and comes from bank loans denominated in foreign currency.

The amounts shown in the eliminations column relates to the intercompany transactions and balances being eliminated to arrive at consolidated figures, such as, personnel services, parking operations, income and financial expenses, equity method, investments in subsidiaries, amongst the most important.

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Geographic information – All business units of the Company are operating in Mexico and Jamaica. The financial information presented above covers the different regions in which these airports operate. Segment revenue has been based on the geographic location of the customers and non-current segment assets were based on the location of the assets. Montego Bay and Kingston airports corresponds to the Region of Jamaica with geographic revenue of Ps. 1,852,687, Ps. 2,509,511 and Ps. 2,413,596 during the years ended December 31, 2017, 2018 and 2019 respectively and non-current assets of Ps. 5,604,397, Ps. 5,924,992 and Ps. 5,725,684 as of December 31, 2017, 2018 and 2019 respectively. Geographic revenue from customers located in Mexico amounted to Ps. 10,513,231, Ps.11,613,379 and Ps. 13,812,424 for the years ended December 31, 2017, 2018 and 2019 and non-current assets physically located in Mexico totaled Ps. 19,454,971, Ps. 20,176,566 and Ps. 20,831,006 as of December 31, 2017, 2018 and 2019 respectively. There are no revenues generated from and no non-current assets located in Spain.

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Major Customers – The Company has no dependence on a particularly customer, as 54.6%, 54.9% and 52.9% of the total revenues for 2017, 2018 and 2019, respectively, corresponds to the passenger charges that are paid by passengers upon use of the Company’s airport facilities, that is collected by the airlines to be subsequently reimbursed to the airports, and are covered by the airlines through guarantees issued in favor of the airports. Without the revenues from passenger charges that airlines collect on behalf of the Company, no one customer represents more than 10.0% of the consolidated revenues.

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Major suppliers – The Company has no dependence on a specific supplier, due to, no one supplier represents more than 10% of its capital investments in productive assets and/or of the total operating costs.